Schedule of Future Estimated Amortization expense For Intangible Assets (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
2023		$ 20,959
2024		14,472
2025		3,394
2026		3,240
2027		3,240
Thereafter		13,665
Net platform development	$ 44,211	$ 58,970	$ 57,356